Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re: American Funds Insurance Series – Target Date Series

File No.002-86838 and No. 811-03857

Dear Sir or Madam:

On behalf of American Funds Insurance Series (the “Series”), we hereby file Post-Effective Amendment No. 90 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 90 under the Investment Company Act of 1940 to the Series' Registration Statement on Form N-1A (such amendments, collectively, the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act due to the addition of six new funds to the Series: (1) American Funds Insurance Series – American Funds IS 2035 Target Date Fund; (2) American Funds Insurance Series – American Funds IS 2030 Target Date Fund; (3) American Funds Insurance Series – American Funds IS 2025 Target Date Fund; (4) American Funds Insurance Series – American Funds IS 2020 Target Date Fund; (5) American Funds Insurance Series – American Funds IS 2015 Target Date Fund; and (6) American Funds Insurance Series – American Funds IS 2010 Target Date Fund (collectively, the “New Funds”). We propose that the Registration Statement for the New Funds become effective on December 6, 2019, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 prior to December 6, 2019 in order to update certain data and exhibits for the New Funds.

If you have any questions about the enclosed, please telephone Casey Solomon at (213) 615-0956 or me at (213) 486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka